Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 20, 2023	Jan. 20, 2021	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Oct. 20, 2023	Aug. 31, 2023	May 31, 2023	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Purchase price, per unit (in Dollars per share)			$ 10
Price of warrant (in Dollars per share)				$ 1	$ 1
Transaction costs		$ 14,214,049			$ 14,214,049
Cash underwriting fees		4,140,000			4,140,000
Reimbursement from underwriter		1,380,000			1,380,000
Deferred underwriting fees					9,660,000
Other offering costs		$ 414,049			$ 414,049
Investments maturity term		185 days
Condition for future business combination use of proceeds percentage			80.00%		80.00%
Condition for future business combination threshold percentage ownership			50.00%		50.00%
Redemption limit percentage without prior consent			15.00%		15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination			100.00%
Maximum allowed dissolution expenses	$ 100,000		$ 100,000
Per public share (in Dollars per share)							$ 10	$ 10
Public share price, per share (in Dollars per share)					$ 10
Operating bank accounts			57,726		$ 67,944
Cash operating account					19,376,793
Market value				$ 10,911,743	775,917
Working capital deficit					899,400
Franchise taxes payable					150,000
Amount on deposit in the Trust Account			3,032,657		3,796,223
Sponsor paid certain expenses					651,799
Gross proceeds		$ 276,000,000
Deferred underwriting fee payable		$ 9,660,000		3,643,200	9,660,000				$ 9,660,000
Net tangible assets of least				5,000,001
Exceed amount			35,000,000
Deposited amount				49,521.45		$ 49,521
Marketable securities held in Trust Account			10,911,743	$ 10,911,743	$ 20,152,710				$ 276,026,092
Working capital deficit			3,842,150
Expenses paid by sponsor			3,043,323
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units sold (in Shares)		27,600,000		27,600,000	27,600,000
Purchase price, per unit (in Dollars per share)		$ 10			$ 10
Gross proceeds		$ 276,000,000
Price of warrant (in Dollars per share)		$ 10
Net proceed		$ 276,000,000
Gross proceeds		$ 276,000,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units sold (in Shares)		3,600,000		3,600,000	3,600,000
Purchase price, per unit (in Dollars per share)		$ 10		$ 10	$ 10
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of Private Placement Warrants (in Shares)		5,640,000
Price of warrant (in Dollars per share)		$ 1
Gross proceeds		$ 5,640,000
Public Share [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per public share (in Dollars per share)					$ 10
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Obligation to redeem Public Shares if entity does not complete a Business Combination	100.00%
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of Private Placement Warrants (in Shares)				5,640,000
Private Placement Warrants [Member] | Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds					$ 5,640,000
Sale of Private Placement Warrants (in Shares)					5,640,000
Price of warrant (in Dollars per share)					$ 1
NASDAQ Stock Market LLC [Member]
Description of Organization and Business Operations (Details) [Line Items]
Market value			$ 35,000,000
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Public share (in Dollars per share)			$ 10